Analysis of cash flows (Tables)	6 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Summary of Analysis of Cash Flows
12.	Analysis of cash flows

The following tables analyse the items included within the main cash flow headings on page 3:

Net cash inflow from operating activities:

	Six months ended 30 June 2018	Six months ended 30 June 2017	Year ended 31 December 2017
	£m	£m	£m
Profit for the period	705.5	633.7	1,912.3
Taxation	141.0	145.5	197.0
Revaluation of financial instruments	(81.1)	(83.9)	(262.2)
Finance costs	134.2	133.5	269.8
Finance income	(48.3)	(44.9)	(95.2)
Share of results of associates	(9.4)	(59.5)	(113.5)
Non-cash share-based incentive plans (including share options)	41.6	50.6	105.0
Depreciation of property, plant and equipment	109.2	115.6	230.7
Goodwill impairment	—	—	27.1
Amortisation and impairment of acquired intangible assets	84.0	97.8	195.1
Amortisation of other intangible assets	18.3	18.3	36.3
Investment write-downs	1.5	—	95.9
Gains on disposal of investments and subsidiaries	(189.9)	(5.9)	(129.0)
(Gains)/losses on remeasurement of equity interests arising from a change in scope of ownership	(0.1)	0.2	0.3
(Gains)/losses on sale of property, plant and equipment	(0.3)	0.1	1.1
Movements in trade working capital[1]	(192.0)	(257.8)	(261.2)
Movements in other receivables, payables and provisions[1]	(363.5)	(365.7)	(270.6)
Corporation and overseas tax paid	(251.3)	(254.2)	(424.7)
Interest and similar charges paid	(89.8)	(96.6)	(246.6)
Interest received	39.6	35.2	76.9
Investment income	10.3	5.4	16.8
Dividends received from associates	13.4	18.2	46.8
	72.9	85.6	1,408.1

Note

[1]

The Group typically experiences an outflow of working capital in the first half of the financial year and an inflow in the second half. This is primarily due to the seasonal nature of working capital flows associated with its media buying activities on behalf of clients.

Acquisitions and disposals:

	Six months ended 30 June 2018	Six months ended 30 June 2017	Year ended 31 December 2017
	£m	£m	£m
Initial cash consideration	(18.9)	(108.6)	(214.8)
Cash and cash equivalents acquired (net)	(4.1)	15.7	28.9
Earnout payments	(38.0)	(61.7)	(199.1)
Purchase of other investments (including associates)	(34.0)	(52.6)	(92.5)
Proceeds on disposal of investments and subsidiaries[1]	469.0	5.8	296.0
Acquisitions and disposals	374.0	(201.4)	(181.5)
Cash consideration for non-controlling interests	(79.8)	(39.3)	(47.3)
Net acquisition payments and disposal proceeds	294.2	(240.7)	(228.8)

Note

[1]	Proceeds on disposal of investments and subsidiaries includes return of capital from investments in associates.

Share repurchases and buy-backs:

	Six months ended 30 June 2018	Six months ended 30 June 2017	Year ended 31 December 2017
	£m	£m	£m
Purchase of own shares by ESOP Trusts	(96.5)	(145.3)	(214.6)
Shares purchased into treasury	(104.3)	(144.9)	(289.6)
	(200.8)	(290.2)	(504.2)

Net increase in borrowings:

	Six months ended 30 June 2018	Six months ended 30 June 2017	Year ended 31 December 2017
	£m	£m	£m
(Decrease)/increase in drawings on bank loans	(349.0)	1,080.8	785.6
Proceeds from issue of €250 million bonds	218.8	214.0	214.0
Proceeds from issue of €500 million bonds	438.0	—	—
Partial repayment of $300 million bonds	(20.8)	—	—
Repayment of €252 million bonds	(220.0)	—	—
Repayment of £400 million bonds	—	(400.0)	(400.0)
	67.0	894.8	599.6

Cash and cash equivalents:

	Six months ended 30 June 2018	Six months ended 30 June 2017	Year ended 31 December 2017
	£m	£m	£m
Cash at bank and in hand	2,111.3	2,524.9	2,049.6
Short-term bank deposits	109.7	331.1	341.8
Overdrafts[1]	(299.4)	(644.5)	(393.2)
	1,921.6	2,211.5	1,998.2

Note

[1]	Bank overdrafts are included in cash and cash equivalents because they form an integral part of the Group’s cash management.